CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,586,405	$ 667,065	¥ 733,010
Restricted cash	2,174,042	316,201	0
Short-term investments	6,061,832	881,657	779,916
Accounts receivable, net of allowance of RMB24,686 and RMB94,856 (US$13,796) as of December 31, 2017 and 2018, respectively	2,889,234	420,222	2,235,384
Prepayments and other assets	2,696,381	392,172	1,123,372
Amounts due from related parties	281,710	40,973	9,979
Licensed copyrights, net	1,163,839	169,273	818,867
Total current assets	19,853,443	2,887,563	5,700,528
Non-current assets:
Fixed assets, net	1,618,147	235,350	1,248,968
Long-term investments	2,572,040	374,088	567,887
Deferred tax assets, net	23,873	3,472	11,380
Licensed copyrights, net	6,640,910	965,880	4,558,083
Intangible assets, net	1,678,193	244,083	428,005
Produced content, net	3,736,063	543,388	1,564,279
Prepayments and other assets	4,695,883	682,988	2,845,662
Goodwill	3,888,346	565,536	3,276,107
Amounts due from related parties	52,800	7,679	0
Total non-current assets	24,906,255	3,622,464	14,500,371
Total assets	44,759,698	6,510,027	20,200,899
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB8,320,537 and RMB11,324,276 (US$1,647,048) as of December 31, 2017 and 2018, respectively):
Accounts payable	10,162,366	1,478,055	7,041,304
Amounts due to related parties	692,390	100,704	130,099
Customer advances and deferred revenue	2,195,283	319,289	1,633,649
Short-term loans	3,046,449	443,088	299,374
Long-term loans, current portion	83,720	12,177	10,000
Accrued expenses	2,696,238	392,152	2,081,841
Other liabilities	935,910	136,122	429,345
Total current liabilities	19,812,356	2,881,587	11,625,612
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB286,854 and RMB1,434,506 (US$208,640) as of December 31, 2017 and 2018, respectively):
Long-term loans	644,169	93,690	284,000
Convertible senior notes	4,712,284	685,373	0
Deferred tax liabilities	96,405	14,022	2,255
Amount due to related parties	1,281,370	186,368	0
Other non-current liabilities	57,551	8,370	6,432
Total non-current liabilities	6,791,779	987,823	292,687
Total liabilities	26,604,135	3,869,410	11,918,299
Commitments and contingencies
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	22,601,664
Shareholders’ (deficit)/equity:
Ordinary shares, value			23
Additional paid-in capital	39,666,150	5,769,202	600,834
Accumulated deficit	(23,509,486)	(3,419,313)	(15,016,867)
Accumulated other comprehensive income	1,879,946	273,427	93,126
Noncontrolling interests	118,632	17,254	3,820
Total shareholders’ (deficit)/equity	18,155,563	2,640,617	(14,319,064)
Total liabilities, mezzanine equity and shareholders’ (deficit)/equity	44,759,698	6,510,027	20,200,899
Series A Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	606,140
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	6,826
Series B Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	1,546,912
Series C Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	954,544
Series D Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	3,195,670
Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	2,344,683
Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	3,530,583
Series G Redeemable Convertible Preferred Shares
Mezzanine equity:
Redeemable convertible preferred shares, value	0	0	¥ 10,416,306
Class B Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares, value	183	27
Class A Ordinary Shares
Shareholders’ (deficit)/equity:
Ordinary shares, value	¥ 138	$ 20